Financial instruments - additional disclosures (Details 5) - Recurring fair value measurement [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 2,010
Cash and cash equivalents [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,010
Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,846	$ 185
Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,741	26
Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,741	26
Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	105	159
Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,704	2,604
Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	366	366
Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,697	1,613
Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	641	625
Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	192	211
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,010
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,010
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,719
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,719
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,719
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,108	1,183
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	28	30
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,080	1,153
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	127	185
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	22	26
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	22	26
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	105	159
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,596	1,421
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	338	336
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	617	460
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	641	625
Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 192	$ 211